Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets

				Sub-total
				intangibles
		Customer	Other	with finite
Cost	Goodwill	relationships	intangibles	lives	Total
Balance September 30, 2021	$12,456	$20,690	$8,109	$28,799	$41,255
Acquisitions	15,752	14,210	2,390	16,600	32,352
Disposals	—	(2)	—	(2)	(2)
Balance September 30, 2022	$28,208	$34,898	$10,499	$45,397	$73,605
Acquisitions	25,161	44,190	6,160	50,350	75,511
Adjustments to prior year acquisitions	(544)	—	—	—	(544)
Disposals	—	—	(517)	(517)	(517)
Balance September 30, 2023	$52,825	$79,088	$16,142	$95,230	$148,055

				Sub-total
				intangibles
		Customer	Other	with finite
Accumulation amortization	Goodwill	relationships	intangibles	lives	Total
Balance September 30, 2021	$—	$8,267	$5,658	$13,925	$13,925
Amortization	—	2,080	507	2,587	2,587
Disposals	—	(2)	—	(2)	(2)
Balance September 30, 2022	$—	$10,345	$6,165	$16,510	$16,510
Amortization	—	4,142	1,055	5,197	5,197
Disposals	—	—	(517)	(517)	(517)
Balance September 30, 2023	$—	$14,487	$6,703	$21,190	$21,190

				Sub-total
				intangibles
		Customer	Other	with finite
Net carrying amount	Goodwill	relationships	intangibles	lives	Total
Balance September 30, 2021	$12,456	$12,423	$2,451	$14,874	$27,330
Balance September 30, 2022	$28,208	$24,553	$4,334	$28,887	$57,095
Balance September 30, 2023	$52,825	$64,601	$9,439	$74,040	$126,865

Schedule of goodwill, Acquisition through business combination

Balance, September 30, 2021	$12,456
Acquisition through business combination:
Medical West	37
Thrift	802
Heckman	965
Southeastern Bio	225
At Home	7,868
Good Night Medical	3,277
Access	1,223
NorCal	948
Hometown	407
Balance, September 30, 2022	$28,208
Acquisition through business combination:
Access	(180)
Good Night Medical	12
Hometown	(259)
NorCal	(117)
Great Elm	22,826
Southern	2,335
Balance, September 30, 2023	$52,825